CLOSURE AND RECLAMATION PROVISIONS (Schedule of Closure and Rehabilitation Provisions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Less: Current portion	$ (5,065)	$ (2,177)
Non-current portion	60,738	51,128
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Balance at beginning	53,305	56,112
Changes in estimate	9,559	(5,021)
Reclamation expenditures	(1,203)	(623)
Accretion	2,988	2,364
Effect of changes in foreign exchange rates	1,154	473
Balance at ending	65,803	53,305
Less: Current portion	(5,065)	(2,177)
Non-current portion	60,738	51,128
Caylloma M&I Property | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Balance at beginning	13,956	14,898
Changes in estimate	2,215	(1,235)
Reclamation expenditures	(1,011)	(503)
Accretion	790	796
Balance at ending	15,950	13,956
Less: Current portion	(3,804)	(1,577)
Non-current portion	12,146	12,379
San Jose M&I Property | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Balance at beginning	7,670	7,128
Changes in estimate	949	(493)
Reclamation expenditures	(192)	(120)
Accretion	777	682
Effect of changes in foreign exchange rates	1,154	473
Balance at ending	10,358	7,670
Less: Current portion	(1,261)	(600)
Non-current portion	9,097	7,070
Lindero Project | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Balance at beginning	11,514	19,639
Changes in estimate	2,442	(8,666)
Accretion	529	541
Balance at ending	14,485	11,514
Non-current portion	14,485	11,514
Yaramoko M&I Property | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Balance at beginning	13,375	12,895
Changes in estimate	261	135
Accretion	597	345
Balance at ending	14,233	13,375
Non-current portion	14,233	13,375
Seguela M&I property | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Balance at beginning	6,790	1,552
Changes in estimate	3,692	5,238
Accretion	295
Balance at ending	10,777	6,790
Non-current portion	$ 10,777	$ 6,790